UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

APRIL 30, 2018

QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,557,805	$16,279,062
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,660,974	95,270,302
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,598,928	31,369,059
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		1,454,082	17,899,753
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		568,982	6,935,896
ClearBridge Small Cap Fund, Class IS Shares		724,364	43,541,548
Martin Currie Emerging Markets Fund, Class IS Shares		4,615,182	60,735,789
QS Global Market Neutral Fund, Class IS Shares		1,635,685	17,207,411
QS International Equity Fund, Class IS Shares		4,751,633	81,538,015
QS Strategic Real Return Fund, Class IS Shares		3,866,555	46,978,641
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,766,327	23,721,778
RARE Global Infrastructure Value Fund, Class IS Shares		961,106	10,418,384
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		88,814	20,182,982
ClearBridge Appreciation Fund, Class IS Shares		1,872,288	43,380,923
ClearBridge International Value Fund, Class IS Shares		3,099,320	36,571,979
ClearBridge Large Cap Growth Fund, Class IS Shares		1,031,809	48,495,011
ClearBridge Mid Cap Fund, Class IS Shares		920,753	33,441,752
ClearBridge Small Cap Growth Fund, Class IS Shares		145,940	5,534,027
QS Global Dividend Fund, Class IS Shares		5,436,242	69,964,432
QS U.S. Large Cap Equity Fund, Class IS Shares		1,465,156	28,409,377
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		513,181	5,870,792
Western Asset High Yield Fund, Class IS Shares		599,746	4,803,966
Western Asset Macro Opportunities Fund, Class IS Shares		1,351,008	15,117,782

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $606,579,688)			763,668,661

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,314,955)	1.648%	2,314,955	2,314,955

TOTAL INVESTMENTS - 100.1% (Cost - $608,894,643)			765,983,616
Liabilities in Excess of Other Assets - (0.1)%			(522,205)

TOTAL NET ASSETS - 100.0%			$765,461,411

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		983,072	$10,273,107
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,670,475	54,584,506
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,211,359	14,621,098
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		917,968	11,300,192
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		816,471	9,952,784
ClearBridge Small Cap Fund, Class IS Shares		297,412	17,877,409
Martin Currie Emerging Markets Fund, Class IS Shares		2,280,531	30,011,786
QS Global Market Neutral Fund, Class IS Shares		1,063,511	11,188,134
QS International Equity Fund, Class IS Shares		1,788,233	30,686,085
QS Strategic Real Return Fund, Class IS Shares		2,440,861	29,656,461
QS U.S. Small Capitalization Equity Fund, Class IS Shares		941,075	12,638,637
RARE Global Infrastructure Value Fund, Class IS Shares		591,096	6,407,479
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		48,353	10,988,110
ClearBridge Appreciation Fund, Class IS Shares		986,610	22,859,743
ClearBridge International Value Fund, Class IS Shares		1,206,760	14,239,763
ClearBridge Large Cap Growth Fund, Class IS Shares		604,044	28,390,054
ClearBridge Mid Cap Fund, Class IS Shares		268,858	9,764,913
ClearBridge Small Cap Growth Fund, Class IS Shares		208,161	7,893,471
QS Global Dividend Fund, Class IS Shares		3,460,959	44,542,541
QS U.S. Large Cap Equity Fund, Class IS Shares		810,235	15,710,448
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,419,923	17,450,855
Western Asset Core Plus Bond Fund, Class IS Shares		3,668,293	41,965,269
Western Asset High Yield Fund, Class IS Shares		2,693,703	21,576,563
Western Asset Macro Opportunities Fund, Class IS Shares		851,908	9,532,846

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $400,367,943)			484,112,254

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,197,721)	1.648%	1,197,721	1,197,721

TOTAL INVESTMENTS - 100.1% (Cost - $401,565,664)			485,309,975
Liabilities in Excess of Other Assets - (0.1)%			(499,049)

TOTAL NET ASSETS - 100.0%			$484,810,926

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		623,305	$6,513,536
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		855,536	17,487,148
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		508,257	6,134,658
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		804,590	8,786,126
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		581,947	7,163,772
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		560,424	6,831,575
ClearBridge Small Cap Fund, Class IS Shares		108,497	6,521,765
Martin Currie Emerging Markets Fund, Class IS Shares		840,539	11,061,490
QS Global Market Neutral Fund, Class IS Shares		673,220	7,082,279
QS International Equity Fund, Class IS Shares		67,872	1,164,687
QS Strategic Real Return Fund, Class IS Shares		1,545,978	18,783,635
QS U.S. Small Capitalization Equity Fund, Class IS Shares		546,238	7,335,976
RARE Global Infrastructure Value Fund, Class IS Shares		375,929	4,075,073
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		21,638	4,917,291
ClearBridge Appreciation Fund, Class IS Shares		714,361	16,551,744
ClearBridge International Value Fund, Class IS Shares		97,707	1,152,945
ClearBridge Large Cap Growth Fund, Class IS Shares		325,474	15,297,261
ClearBridge Mid Cap Fund, Class IS Shares		134,727	4,893,269
ClearBridge Small Cap Growth Fund, Class IS Shares		132,728	5,033,054
QS Global Dividend Fund, Class IS Shares		2,174,069	27,980,268
QS U.S. Large Cap Equity Fund, Class IS Shares		542,587	10,520,757
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,970,782	36,510,908
Western Asset Core Plus Bond Fund, Class IS Shares		4,490,240	51,368,350
Western Asset High Yield Fund, Class IS Shares		2,002,342	16,038,756
Western Asset Macro Opportunities Fund, Class IS Shares		540,414	6,047,231

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,928,264)			305,253,554

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $866,100)	1.648%	866,100	866,100

TOTAL INVESTMENTS - 100.1% (Cost - $261,794,364)			306,119,654
Liabilities in Excess of Other Assets - (0.1)%			(216,204)

TOTAL NET ASSETS - 100.0%			$305,903,450

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.4%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		263,289	$2,751,370
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		62,697	1,281,535
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		105,011	1,267,482
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		926,873	10,121,448
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		245,968	3,027,865
Martin Currie Emerging Markets Fund, Class IS Shares		113,057	1,487,828
QS Global Market Neutral Fund, Class IS Shares		279,826	2,943,771
QS International Equity Fund, Class IS Shares		13,425	230,369
QS Strategic Real Return Fund, Class IS Shares		662,981	8,055,217
QS U.S. Small Capitalization Equity Fund, Class IS Shares		117,907	1,583,497
RARE Global Infrastructure Value Fund, Class IS Shares		157,815	1,710,711
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		270,669	6,271,398
ClearBridge International Value Fund, Class IS Shares		19,007	224,281
ClearBridge Large Cap Growth Fund, Class IS Shares		82,174	3,862,166
ClearBridge Small Cap Growth Fund, Class IS Shares		37,875	1,436,217
QS Global Dividend Fund, Class IS Shares		722,704	9,301,196
QS U.S. Large Cap Equity Fund, Class IS Shares		227,754	4,416,144
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,235,889	27,479,073
Western Asset Core Plus Bond Fund, Class IS Shares		2,608,969	29,846,608
Western Asset High Yield Fund, Class IS Shares		1,058,817	8,481,122
Western Asset Macro Opportunities Fund, Class IS Shares		228,471	2,556,592

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,415,169)			128,335,890

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $895,644)	1.648%	895,644	895,644

TOTAL INVESTMENTS - 100.1% (Cost - $116,310,813)			129,231,534
Liabilities in Excess of Other Assets - (0.1)%			(67,177)

TOTAL NET ASSETS - 100.0%			$129,164,357

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective July 1, 2017, the Funds may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$763,668,661	—	—	$763,668,661
Short-Term Investments†	2,314,955	—	—	2,314,955

Total Investments	$765,983,616	—	—	$765,983,616

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$484,112,254	—	—	$484,112,254
Short-Term Investments†	1,197,721	—	—	1,197,721

Total Investments	$485,309,975	—	—	$485,309,975

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$305,253,554	—	—	$305,253,554
Short-Term Investments†	866,100	—	—	866,100

Total Investments	$306,119,654	—	—	$306,119,654

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$128,335,890	—	—	$128,335,890
Short-Term Investments†	895,644	—	—	895,644

Total Investments	$129,231,534	—	—	$129,231,534

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2018. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2018.

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$16,393,443	$931,875	89,199	$969,915	92,674	$85	$161,875	—	$(76,341)	$16,279,062
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	106,615,181	—	—	4,390,817	213,977	169,183	—	—	(6,954,062)	95,270,302
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	35,744,203	—	—	1,643,471	144,296	186,529	—	—	(2,731,673)	31,369,059
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	18,879,917	497,255	39,574	992,627	77,975	(17,627)	167,255	—	(484,792)	17,899,753
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	7,522,840	15,025	1,204	392,873	31,651	2,127	15,025	—	(209,096)	6,935,896
ClearBridge Aggressive Growth Fund, Class IS Shares	23,315,633	—	—	1,098,518	6,422	441,481	—	—	(2,034,133)	20,182,982
ClearBridge Appreciation Fund, Class IS Shares	48,714,971	—	—	2,128,536	92,025	101,464	—	—	(3,205,512)	43,380,923
ClearBridge International Value Fund, Class IS Shares	40,039,837	—	—	638,403	53,423	26,597	—	—	(2,829,455)	36,571,979
ClearBridge Large Cap Growth Fund, Class IS Shares	53,677,107	—	—	3,399,868	78,829	310,132	—	—	(1,782,228)	48,495,011
ClearBridge Mid Cap Fund, Class IS Shares	35,791,006	—	—	695,772	18,643	(10,771)	—	—	(1,653,482)	33,441,752
ClearBridge Small Cap Fund, Class IS Shares	46,588,334	—	—	1,205,216	20,215	39,784	—	—	(1,841,570)	43,541,548
ClearBridge Small Cap Growth Fund, Class IS Shares	5,959,656	—	—	304,534	18,828	385,466	—	—	(121,095)	5,534,027
Martin Currie Emerging Markets Fund, Class IS Shares	67,757,665	—	—	1,949,803	156,485	200,197	—	—	(5,072,073)	60,735,789
QS Global Dividend Fund, Class IS Shares	72,996,396	961,531	74,224	969,694	77,356	25,306	396,531	—	(3,023,801)	69,964,432
QS Global Market Neutral Fund, Class IS Shares	17,037,314	945,000	90,086	766,492	72,379	(6,492)	—	—	(8,411)	17,207,411
QS International Equity Fund, Class IS Shares	85,278,823	450,000	25,481	297,237	16,831	(7,237)	—	—	(3,893,571)	81,538,015

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Growth Fund (continued)		Cost	Shares	Cost	Shares
QS Strategic Real Return Fund, Class IS Shares	$48,683,546	$360,000	29,412	$1,146,097	85,786	$(106,097)	—	—	$(918,808)	$46,978,641
QS U.S. Large Cap Equity Fund, Class IS Shares	31,681,073	—	—	1,468,221	84,041	201,779	—	—	(1,803,475)	28,409,377
QS U.S. Small Capitalization Equity Fund, Class IS Shares	25,395,758	—	—	735,452	54,157	4,548	—	—	(938,528)	23,721,778
RARE Global Infrastructure Value Fund, Class IS Shares	10,562,459	506,066	45,152	48,997	4,121	(3,997)	$36,066	—	(601,144)	10,418,384
Western Asset Core Plus Bond Fund, Class IS Shares	97,390	5,866,225	504,871	—	—	—	46,225	—	(92,823)	5,870,792
Western Asset High Yield Fund, Class IS Shares	83,046	5,050,759	617,603	228,634	27,948	(3,634)	65,759	—	(101,205)	4,803,966
Western Asset Macro Opportunities Fund, Class IS Shares	15,748,871	595,000	52,285	782,398	67,180	(22,398)	—	—	(443,691)	15,117,782

	$814,564,469	$16,178,736		$26,253,575		$1,916,425	$888,736	$—	$(40,820,969)	$763,668,661

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Moderate Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$10,410,786	$531,727	50,908	$620,914	59,339	$(914)	$101,727	—	$(48,492)	$10,273,107
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	63,712,029	—	—	4,999,391	242,741	205,609	—	—	(4,128,132)	54,584,506
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	17,315,140	—	—	1,332,548	117,509	172,452	—	—	(1,361,494)	14,621,098
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	12,097,872	105,167	8,467	596,435	46,853	(11,435)	105,167	—	(306,412)	11,300,192
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	10,976,851	21,526	1,725	743,518	59,903	1,481	21,526	—	(302,075)	9,952,784
ClearBridge Aggressive Growth Fund, Class IS Shares	13,273,948	—	—	747,329	5,867	662,671	—	—	(1,538,509)	10,988,110
ClearBridge Appreciation Fund, Class IS Shares	26,850,898	—	—	1,618,595	96,088	716,405	—	—	(2,372,560)	22,859,743
ClearBridge International Value Fund, Class IS Shares	15,595,662	—	—	253,882	21,245	11,118	—	—	(1,102,017)	14,239,763
ClearBridge Large Cap Growth Fund, Class IS Shares	32,619,503	—	—	2,718,961	70,889	636,039	—	—	(1,510,488)	28,390,054
ClearBridge Mid Cap Fund, Class IS Shares	10,859,566	—	—	510,770	16,170	94,230	—	—	(583,883)	9,764,913
ClearBridge Small Cap Fund, Class IS Shares	19,853,969	—	—	1,186,232	19,896	28,768	—	—	(790,328)	17,877,409
ClearBridge Small Cap Growth Fund, Class IS Shares	8,195,178	—	—	618,698	18,413	46,303	—	—	316,991	7,893,471
Martin Currie Emerging Markets Fund, Class IS Shares	33,807,489	—	—	1,249,550	100,278	130,450	—	—	(2,546,153)	30,011,786
QS Global Dividend Fund, Class IS Shares	46,572,650	252,421	20,002	338,285	29,434	41,715	252,421	—	(1,944,245)	44,542,541
QS Global Market Neutral Fund, Class IS Shares	10,911,998	445,000	42,421	160,837	15,188	(836)	—	—	(8,027)	11,188,134
QS International Equity Fund, Class IS Shares	32,108,864	330,000	18,686	285,493	16,263	(493)	—	—	(1,467,286)	30,686,085
QS Strategic Real Return Fund, Class IS Shares	31,102,080	—	—	858,700	65,350	(68,700)	—	—	(586,919)	29,656,461
QS U.S. Large Cap Equity Fund, Class IS Shares	18,167,091	—	—	1,087,001	78,132	477,998	—	—	(1,369,642)	15,710,448

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Moderate Growth Fund (continued)		Cost	Shares	Cost	Shares
QS U.S. Small Capitalization Equity Fund, Class IS Shares	$14,137,494	—	—	$982,723	72,365	$7,277	—	—	$(516,134)	$12,638,637
RARE Global Infrastructure Value Fund, Class IS Shares	6,761,960	$22,181	2,075	—	—	—	$22,181	—	(376,662)	6,407,479
Western Asset Core Bond Fund, Class IS Shares	13,828,607	4,956,672	398,830	1,064,539	83,428	(34,539)	121,672	—	(269,885)	17,450,855
Western Asset Core Plus Bond Fund, Class IS Shares	33,547,911	11,447,953	985,443	2,091,657	179,600	(21,658)	352,953	—	(938,938)	41,965,269
Western Asset High Yield Fund, Class IS Shares	22,896,425	309,403	38,523	1,044,290	126,888	(24,290)	309,403	—	(584,975)	21,576,563
Western Asset Macro Opportunities Fund, Class IS Shares	10,098,502	—	—	280,644	23,938	(10,643)	—	—	(285,012)	9,532,846

	$515,702,473	$18,422,050		$25,390,992		$3,059,008	$1,287,050	$—	$(24,621,277)	$484,112,254

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Conservative Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$6,665,907	$64,066	6,196	$185,376	17,739	$(376)	$64,066	—	$(31,061)	$6,513,536
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	20,313,136	—	—	1,368,676	73,277	201,324	—	—	(1,457,312)	17,487,148
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	7,223,703	—	—	523,154	46,133	66,846	—	—	(565,891)	6,134,658
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	9,600,671	63,458	5,696	611,973	52,985	(21,973)	63,458	—	(266,030)	8,786,126
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	7,714,517	66,262	5,335	423,031	33,231	(8,031)	66,262	—	(193,976)	7,163,772
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	7,503,323	14,674	1,176	479,426	38,626	574	14,673	—	(206,996)	6,831,575
ClearBridge Aggressive Growth Fund, Class IS Shares	5,925,173	—	—	408,968	2,564	206,032	—	—	(598,914)	4,917,291
ClearBridge Appreciation Fund, Class IS Shares	19,350,912	—	—	1,143,672	65,918	456,328	—	—	(1,655,496)	16,551,744
ClearBridge International Value Fund, Class IS Shares	1,246,095	—	—	4,906	411	94	—	—	(88,244)	1,152,945
ClearBridge Large Cap Growth Fund, Class IS Shares	17,479,270	—	—	1,438,646	36,191	271,354	—	—	(743,363)	15,297,261
ClearBridge Mid Cap Fund, Class IS Shares	5,412,725	—	—	260,113	7,340	14,886	—	—	(259,343)	4,893,269
ClearBridge Small Cap Fund, Class IS Shares	7,203,228	—	—	395,015	6,626	9,986	—	—	(286,448)	6,521,765
ClearBridge Small Cap Growth Fund, Class IS Shares	5,129,432	—	—	167,883	9,086	157,117	—	—	71,505	5,033,054
Martin Currie Emerging Markets Fund, Class IS Shares	12,542,887	—	—	534,112	42,763	50,888	—	—	(947,285)	11,061,490
QS Global Dividend Fund, Class IS Shares	29,415,378	158,366	12,549	343,359	30,386	56,641	158,366	—	(1,250,117)	27,980,268
QS Global Market Neutral Fund, Class IS Shares	6,938,411	180,000	17,159	30,315	2,857	(314)	—	—	(5,817)	7,082,279
QS International Equity Fund, Class IS Shares	1,220,342	—	—	—	—	—	—	—	(55,655)	1,164,687
QS Strategic Real Return Fund, Class IS Shares	19,540,872	—	—	376,181	28,629	(31,181)	—	—	(381,056)	18,783,635
QS U.S. Large Cap Equity Fund, Class IS Shares	12,092,328	—	—	836,630	48,725	138,370	—	—	(734,941)	10,520,757
QS U.S. Small Capitalization Equity Fund, Class IS Shares	8,129,800	—	—	496,259	36,543	3,741	—	—	(297,565)	7,335,976
RARE Global Infrastructure Value Fund, Class IS Shares	4,300,519	14,106	1,320	—	—	—	14,107	—	(239,552)	4,075,073

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
Western Asset Core Bond Fund, Class IS Shares	$34,933,318	$3,907,868	314,521	$1,709,079	133,940	$(54,079)	$252,868	—	$(621,199)	$36,510,908
Western Asset Core Plus Bond Fund, Class IS Shares	49,560,431	5,100,456	439,243	2,071,905	177,708	(21,905)	430,456	—	(1,220,632)	51,368,350
Western Asset High Yield Fund, Class IS Shares	16,822,750	227,650	28,344	574,290	70,079	(9,291)	227,650	—	(437,354)	16,038,756
Western Asset Macro Opportunities Fund, Class IS Shares	6,338,130	—	—	105,300	9,294	(300)	—	—	(185,599)	6,047,231

	$322,603,258	$9,796,906		$14,488,269		$1,486,731	$1,291,906	$—	$(12,658,341)	$305,253,554

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
Defensive Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$2,827,692	$27,005	2,612	$90,149	8,627	$(149)	$27,005	—	$(13,178)	$2,751,370
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,483,499	—	—	89,985	5,135	20,015	—	—	(111,979)	1,281,535
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,485,498	—	—	101,315	8,995	13,685	—	—	(116,701)	1,267,482
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	11,029,300	72,598	6,517	673,212	58,287	(23,212)	72,598	—	(307,238)	10,121,448
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	3,269,306	27,863	2,243	187,368	14,719	(2,368)	27,863	—	(81,936)	3,027,865
ClearBridge Appreciation Fund, Class IS Shares	7,310,539	—	—	505,877	24,111	79,123	—	—	(533,264)	6,271,398
ClearBridge International Value Fund, Class IS Shares	241,387	—	—	—	—	—	—	—	(17,106)	224,281
ClearBridge Large Cap Growth Fund, Class IS Shares	4,380,634	—	—	368,031	8,466	31,969	—	—	(150,437)	3,862,166
ClearBridge Small Cap Growth Fund, Class IS Shares	1,455,713	—	—	78,915	2,371	6,084	—	—	59,419	1,436,217
Martin Currie Emerging Markets Fund, Class IS Shares	1,688,449	—	—	73,041	5,848	6,960	—	—	(127,580)	1,487,828
QS Global Dividend Fund, Class IS Shares	9,856,844	52,644	4,171	180,314	15,957	29,686	52,644	—	(427,978)	9,301,196
QS Global Market Neutral Fund, Class IS Shares	2,966,627	—	—	19,962	1,905	38	—	—	(2,894)	2,943,771
QS International Equity Fund, Class IS Shares	241,377	—	—	—	—	—	—	—	(11,008)	230,369
QS Strategic Real Return Fund, Class IS Shares	8,426,300	—	—	210,396	16,012	(15,396)	—	—	(160,687)	8,055,217
QS U.S. Large Cap Equity Fund, Class IS Shares	5,061,238	—	—	375,904	19,740	19,096	—	—	(269,190)	4,416,144
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,756,993	—	—	109,209	8,042	792	—	—	(64,287)	1,583,497
RARE Global Infrastructure Value Fund, Class IS Shares	1,826,514	5,922	554	21,917	1,843	(1,917)	5,922	—	(99,808)	1,710,711
Western Asset Core Bond Fund, Class IS Shares	27,535,717	1,284,611	103,446	853,587	66,895	(28,587)	189,611	—	(487,668)	27,479,073
Western Asset Core Plus Bond Fund, Class IS Shares	30,130,654	1,324,243	114,139	884,305	76,045	(9,305)	249,243	—	(723,984)	29,846,608
Western Asset High Yield Fund, Class IS Shares	8,790,703	119,743	14,909	195,549	24,221	(549)	119,743	—	(233,775)	8,481,122
Western Asset Macro Opportunities Fund, Class IS Shares	2,680,313	—	—	45,241	3,993	(242)	—	—	(78,480)	2,556,592

	$134,445,297	$2,914,629		$5,064,277		$125,723	$744,629	$—	$(3,959,759)	$128,335,890

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2018